Commitments	12 Months Ended
Nov. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments
Commitments

	Fiscal
(in millions)	2019	2020	2021	2022	2023	Thereafter	Total
New ship growth capital	$4,935	$3,849	$3,887	$3,117	$2,110	$1,132	$19,029
Operating leases	70	48	46	36	35	180	415
Port facilities and other	311	292	249	172	132	1,097	2,253
	$5,316	$4,189	$4,182	$3,325	$2,277	$2,409	$21,697